Information by business segment and geographic area (Details 2) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	$ 1,872	$ 1,798
Property, plant and equipment and intangibles	60,027	55,176
Capital expenditures
Sustaining capital (i)	4,269	3,859
Project execution	1,651	1,587
Product inventory	5,920	5,446
Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	1,349	1,296
Property, plant and equipment and intangibles	38,376	33,048
Capital expenditures
Sustaining capital (i)	2,539	2,236
Project execution	1,219	866
Product inventory	3,758	3,102
Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures
Property, plant and equipment and intangibles	18,341	19,655
Capital expenditures
Sustaining capital (i)	1,610	1,521
Project execution	358	338
Product inventory	1,968	1,859
Other [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	523	502
Property, plant and equipment and intangibles	3,310	2,473
Capital expenditures
Sustaining capital (i)	120	102
Project execution	74	383
Product inventory	$ 194	$ 485